Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense, by Subsidiaries [Line Items]
FEIT Law, Preferential Tax Rate	25.00%
New EIT Law, Income Tax Rate	25.00%
Valuation allowance	$ 284,133,460	$ 163,767,922	$ 101,558,305
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 0
New EIT Law, Income Tax Rate, for profits of foreign invested enterprise arising in year 2008 and beyond that will be distributed to its immediate holding company outside China	10.00%
New EIT Law, Income Tax Rate, for holding companies in Hong Kong under Tax Memorandum between China and Hong Kong Special Administrative Region	5.00%
SMIS [Member]
Income Tax Expense, by Subsidiaries [Line Items]
Income Tax Holiday, Description	five year full exemption followed by five year half reduction
SMIS [Member] | During Year 2011 [Member]
Income Tax Expense, by Subsidiaries [Line Items]
New EIT Law, Income Tax Rate	12.00%
SMIS [Member] | During 2012 and 2013 [Member]
Income Tax Expense, by Subsidiaries [Line Items]
New EIT Law, Income Tax Rate	12.50%
SMIS [Member] | Thereafter [Member]
Income Tax Expense, by Subsidiaries [Line Items]
New EIT Law, Income Tax Rate	15.00%
SMIB and SMIT [Member]
Income Tax Expense, by Subsidiaries [Line Items]
FEIT Law, Preferential Tax Rate	15.00%
Income Tax Holiday, Description	five year full exemption followed by five year half reduction